Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

Note 28 – Related party transactions

The Corporation grants loans to its directors, executive officers, including certain related individuals or organizations, and affiliates in the ordinary course of business. The activity and balance of these loans were as follows:

(In thousands)
Balance at December 31, 2016	$136,551
New loans	17,608
Payments	(22,796)
Other changes	51,626
Balance at December 31, 2017	$182,989
New loans	1,068
Payments	(12,040)
Other changes, including existing loans to new related parties	(38,698)
Balance at December 31, 2018	$133,319
New loans and payments include disbursements and collections from existing lines of credit.

In June 2006, family members of a director of the Corporation, obtained a $0.8 million mortgage loan from Popular Mortgage, Inc., now a division of BPPR, secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under BPPR’s loss mitigation program. During 2017, the borrower defaulted on his payment obligations under the restructured loan and as of December 31, 2018 the loan was 670 days past due. The balance due on the loan at December 31, 2018 was approximately $0.9 million.

In 2010, as part of the Westernbank FDIC assisted transaction, BPPR acquired (i) four commercial loans made to entities that were wholly owned by one brother-in-law of a director of the Corporation and (ii) one commercial loan made to an entity that was owned by the same brother-in-law together with this director’s father-in-law and another brother-in-law. The loans were secured by real estate and personally guaranteed by the owners of each entity. The loans were originated by Westernbank between 2001 and 2005 and had an aggregate outstanding principal balance of approximately $33.5 million when they were acquired by BPPR in 2010. Between 2011 and 2014, the loans were restructured to consist of (i) five notes with an aggregate outstanding principal balance of $19.8 million with a 6% annual interest rate (“Notes A”) and (ii) five notes with an aggregate outstanding balance of $13.5 million with a 1% annual interest rate, to be paid upon maturity (“Notes B”). The restructured notes had a maturity of September 30, 2016 and, thereafter, various interim renewals were approved, with the last two renewals occurring in May and November 2018. The May renewal included a six-month payment plan reduction of principal and interest from $36 thousand to $5 thousand plus accrued interest commencing on January 2018 on one of the Notes A. The November 2018 renewal included a change in interest rate on all of the five Notes A and an increase in the monthly principal payments of the Note A that had been modified in May from $5 thousand to $10 thousand effective December 2018. The renewed loans mature on June 30, 2019. The aggregate outstanding balance of the loans as of December 31, 2018 was of approximately $31.7 million.

The brother of an executive officer of the Corporation and his wife have three outstanding loans, each secured by the borrowers’ principal residence, where BPPR acts as either lender or servicer. The aggregate original amount of these loans was of $0.7 million, comprised of one mortgage loan of approximately $0.5 million, which is owned by a third-party investor and in which BPPR is the servicer, one mortgage loan of $0.1 million secured by a second mortgage and another mortgage loan of $0.1 million secured by a third mortgage. As of December 31, 2018 the borrowers were in default with their respective obligations under all of these loan agreements. In February 2019, and pursuant to the terms of the Related Party Policy, the Audit Committee approved a series of transactions related to the aforementioned mortgages. With respect to the first mortgage, the parties will enter into a deed in lieu of foreclosure pursuant to which the property will be transferred to the investor free and clear of liens. In connection therewith, BPPR will also release the second and third mortgages over the residential property, subject to the following conditions. The borrowers will be required to make a cash contribution of $20 thousand to reduce the principal amount of the second mortgage loan and issue, for the benefit of BPPR, a promissory note in the amount of $82 thousand in order to grant BPPR the right to collect from borrowers the balance of such debt. With respect to the third mortgage loan, the borrowers will issue an unsecured promissory note with a maturity date of June 30, 2019 that will benefit from a corporate guaranty from the entity under which the Corporation’s brother operates a property appraisal business. Borrowers will be required to make monthly payments of $500 until the maturity date of the promissory note, when the financial capacity of borrowers will be re-evaluated, and a new payment plan is expected to be entered into.

In April 2010, in connection with the acquisition of the Westernbank assets from the FDIC, as receiver, BPPR acquired a term loan to a corporate borrower partially owned by an investment corporation in which the Corporation’s Executive Chairman, at that time the Chief Executive Officer, as well as certain of his family members, are the owners. In addition, the officer’s sister and brother-in-law are owners of an entity that holds an ownership interest in the borrower. At the time the loan was acquired by BPPR, it had an unpaid principal balance of $40.2 million. In May 2017, this loan was sold by BPPR to Popular, Inc., holding company (“PIHC”). At the time of sale, the loan had an unpaid principal balance of $37.9 million. PIHC paid $37.9 million to BPPR for the loan, of which $6.0 million was recognized by BPPR as a capital contribution representing the difference between the fair value and the book value of the loan at the time of transfer. Immediately upon being acquired by PIHC, the loan’s maturity was extended by 90 days (under the same terms as originally contracted) to provide the PIHC additional time to evaluate a refinancing or long-term extension of the loan. In August 2017, the credit facility was refinanced with a stated maturity in February 2019. During 2017, the facility was subject to the loan payment moratorium offered as part of the hurricane relief efforts. As such, interest payments amounting to approximately $0.5 million were deferred and capitalized as part of the loan balance. In February 2019, the Audit Committee approved, under the Related Party Policy, a 36-month renewal of the loan at an interest rate of 5.75% and a 30-year amortization schedule. As of December 31, 2018, the unpaid principal balance amounted to $37.7 million.

On August 2018, BPPR acquired certain assets and assumed certain liabilities of Reliable Financial Services and Reliable Finance Holding Company, Puerto Rico-based subsidiaries of Wells Fargo & Company engaged in the auto finance business in Puerto Rico. Refer to Note 4 for additional information on this transaction. As part of the acquisition transaction, the Corporation agreed to enter in an agreement with Reliable Financial Services to sublease the space necessary to continue the acquired operations. Reliable Financial Services’ lease agreement is with the entity in which the Corporation’s Executive Chairman and his family members hold an ownership interest, described in the preceeding paragraph as having a loan with the Corporation. Since February 2018, the lease agreement has been amended three times, most recently in January 2019 to reduce the square footage and rent payments due under the lease (and as a result, the sublease) as a result of the gradual transfer out of the building of the Corporation’s operations. Rents paid pursuant to the sublease will be a source of repayment of, and serve as collateral to, the commercial loan. During 2018, the Corporation paid to Reliable Financial Services approximately $0.8 million under the sublease.

The Corporation has had loan transactions with the Corporation’s directors, executive officers, including certain related individuals or organizations, and affiliates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

At December 31, 2018, the Corporation’s banking subsidiaries held deposits from related parties, excluding EVERTEC, Inc. (“EVERTEC”) amounting to $632 million (2017 - $431 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

For the year ended December 31, 2018, the Corporation made contributions of approximately $2.1 million to Fundación Banco Popular and Popular Bank Foundation, which are not-for-profit corporations dedicated to philanthropic work (2017 - $1.0 million and $1.5 million in connection with programs sponsored by the Foundations). The Corporation also provided human and operational resources to support the activities of the Fundación Banco Popular which in 2018 amounted to approximately $1.3 million (2017- $1.2 million).

Related party transactions with EVERTEC, as an affiliate

The Corporation has an investment in EVERTEC, Inc. (“EVERTEC”), which provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC. As of December 31, 2018, the Corporation’s stake in EVERTEC was 16.10%.The Corporation continues to have significant influence over EVERTEC. Accordingly, the investment in EVERTEC is accounted for under the equity method and is evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other than temporary.

On May 26, 2016, EVERTEC, Inc. filed its Annual Report on Form 10-K for the year ended December 31, 2015, which included restated audited results for the years ended December 31, 2014 and 2013, correcting certain errors involved with the accounting for tax positions taken by EVERTEC in the 2010 tax year and other miscellaneous accounting adjustments. The Corporation’s proportionate share of the cumulative impact of the EVERTEC restatement and other corrective adjustments to its financial statements was approximately $2.2 million and is reflected as part of other non-interest income.

The Corporation received $1.2 million in dividend distributions during the year ended December 31, 2018 from its investments in EVERTEC’s holding company (December 31, 2017 - $3.5 million). During 2018, BPPR extended a letter of credit of $ 19 million to EVERTEC, which was cancelled on December 17, 2018. The Corporation’s equity in EVERTEC is presented in the table which follows and is included as part of “other assets” in the consolidated statement of financial condition.

(In thousands)	December 31, 2018	December 31, 2017
Equity investment in EVERTEC	$60,591	$47,532

The Corporation had the following financial condition balances outstanding with EVERTEC at December 31, 2018 and December 31, 2017. Items that represent liabilities to the Corporation are presented with parenthesis.

(In thousands)	December 31, 2018	December 31, 2017
Accounts receivable (Other assets)	$6,829	$6,830
Deposits	(28,606)	(22,284)
Accounts payable (Other liabilities)	(3,671)	(2,040)
Net total	$(25,448)	$(17,494)

The Corporation’s proportionate share of income from EVERTEC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation’s proportionate share of EVERTEC’s income and changes in stockholders’ equity for the years ended December 31, 2018, 2017 and 2016.

	Years ended December 31,
(In thousands)	2018	2017	2016
Share of income from investment in EVERTEC	$13,892	$8,924	$11,796
Share of other changes in EVERTEC's stockholders' equity	1,659	2,659	(573)
Share of EVERTEC's changes in equity recognized in income	$15,551	$11,583	$11,223

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2018, 2017 and 2016. Items that represent expenses to the Corporation are presented with parenthesis.

	Years ended December 31,
(In thousands)	2018	2017	2016	Category
Interest expense on deposits	$(79)	$(44)	$(64)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	33,658	28,136	29,739	Other service fees
Rental income charged to EVERTEC	7,271	6,855	6,995	Net occupancy
Fees on services provided by EVERTEC	(174,048)	(176,971)	(178,524)	Professional fees
Other services provided to EVERTEC	1,059	1,236	1,052	Other operating expenses
Total	$(132,139)	$(140,788)	$(140,802)

PRLP 2011 Holdings, LLC

As indicated in Note 26 to the Consolidated Financial Statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings, LLC and currently holds certain deposits from the entity.

The Corporation’s equity in PRLP 2011 Holdings, LLC is presented in the table which follows and is included as part of “other assets” in the Consolidated Statements of Financial Condition.

(In thousands)	December 31, 2018	December 31, 2017
Equity investment in PRLP 2011 Holdings, LLC	$6,469	$7,199

The Corporation had the following financial condition balances outstanding with PRLP 2011 Holdings, LLC at December 31, 2018 and December 31, 2017.

(In thousands)	December 31, 2018	December 31, 2017
Deposits (non-interest bearing)	$(2,566)	$(20)

The Corporation’s proportionate share of income or loss from PRLP 2011 Holdings, LLC is included in other operating income in the Consolidated Statements of Operations. The following table presents the Corporation’s proportionate share of loss from PRLP 2011 Holdings, LLC for the years ended December 31, 2018, 2017 and 2016.

	Years ended December 31,
(In thousands)	2018	2017	2016
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(356)	$(972)	$(502)

During the year ended December 31, 2018, the Corporation received $0.4 million in capital distributions from its investment in PRLP 2011 Holdings, LLC (December 31, 2017 - $ 1.0 million). There were no transactions between the Corporation and PRLP 2011 Holdings, LLC during the years ended December 31, 2018 and 2017. The loan granted to PRLP 2011 Holdings, LLC was repaid during the year ended December 31, 2016.

PR Asset Portfolio 2013-1 International, LLC

As indicated in Note 26 to the Consolidated Financial Statements, effective March 2013 the Corporation holds a 24.9% equity interest in PR Asset Portfolio 2013-1 International, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation’s equity in PR Asset Portfolio 2013-1 International, LLC is presented in the table which follows and is included as part of “other assets” in the Consolidated Statements of Financial Condition.

(In thousands)	December 31, 2018	December 31, 2017
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$5,794	$12,874

The Corporation had the following financial condition balances outstanding with PR Asset Portfolio 2013-1 International, LLC at December 31, 2018 and December 31, 2017.

(In thousands)	December 31, 2018	December 31, 2017
Deposits	$(7,994)	$(10,501)

The Corporation’s proportionate share of income or loss from PR Asset Portfolio 2013-1 International, LLC is included in other operating income in the Consolidated Statements of Operations. The following table presents the Corporation’s proportionate share of loss from PR Asset Portfolio 2013-1 International, LLC for years ended December 31, 2018, 2017 and 2016.

	Years ended December 31,
(In thousands)	2018	2017	2016
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(5,073)	$(2,444)	$(2,057)

During the year ended December 31, 2018, the Corporation received $ 2.0 million in capital distributions from its investment in PR Asset Portfolio 2013-1 International, LLC (December 31, 2017 - $ 7.1 million). The Corporation received $0.7 million in dividend distributions during the year ended December 31, 2017, which were declared by PR Asset Portfolio 2013-1 International, LLC during the year ended December 31, 2016. The following table presents transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC and their impact on the Corporation’s results of operations for the years ended December 31, 2018, 2017 and 2016.

	Years ended December 31,
(In thousands)	2018	2017	2016	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$-	$9	$1,011	Interest income
Interest expense on deposits	(12)	(31)	(4)	Interest expense
Total	$(12)	$(22)	1,007

Centro Financiero BHD León

At December 31, 2018, the Corporation had a 15.84% stake in Centro Financiero BHD Leon, S.A. (“BHD Leon”), one of the largest banking and financial services groups in the Dominican Republic. During the year ended December 31, 2018, the Corporation recorded $ 27.2 million in earnings from its investment in BHD Leon (December 31, 2017 - $ 24.8 million), which had a carrying amount of $ 143.5 million at December 31, 2018 (December 31, 2017 - $ 135.0 million). As of December 31, 2016, BPPR had extended a credit facility of $ 50 million to BHD León with an outstanding balance of $ 25 million. This credit facility was repaid and expired during March 2017. On December 2017, BPPR extended a credit facility of $ 40 million to BHD León. This credit facility was repaid during the quarter ended March 31, 2018. The Corporation received $ 12.6 million in dividend distributions during the year ended December 31, 2018 from its investment in BHD Leon (December 31, 2017 - $ 11.8 million).

On June 30, 2017, BPPR extended an $8 million credit facility to Grupo Financiero Leon, S.A. Panamá (“GFL”), a shareholder of BHD Leon. The sources of repayment for this loan were the dividends to be received by GFL from its investment in BHD Leon. BPPR’s credit facility ranked pari passu with another $8 million credit facility extended to GFL by BHD International Panama, an affiliate of BHD Leon. This credit facility was repaid during the quarter ended June 30, 2018.

Puerto Rico Investment Companies

The Corporation provides advisory services to several Puerto Rico investment companies in exchange for a fee. The Corporation also provides administrative, custody and transfer agency services to these investment companies. These fees are calculated at an annual rate of the average net assets of the investment company, as defined in each agreement. Due to its advisory role, the Corporation considers these investment companies as related parties.

For the year ended December 31, 2018 administrative fees charged to these investment companies amounted to $ 6.7 million (December 31, 2017 - $ 7.7 million) and waived fees amounted to $ 2.1 million (December 31, 2017 - $ 2.2 million), for a net fee of $ 4.6 million (December 31, 2017 - $ 5.5 million).

The Corporation, through its subsidiary BPPR, has also entered into lines of credit facilities with these companies. As of December 31, 2018, the available lines of credit facilities amounted to $ 330 million (December 31, 2017 - $ 356 million). The aggregate sum of all outstanding balances under all credit facilities that may be made available by BPPR, from time to time, to those Puerto Rico investment companies for which BPPR acts as investment advisor or co-investment advisor, shall never exceed the lesser of $200 million or 10% of BPPR’s capital. At December 31, 2018 there was no outstanding balance for these credit facilities.